Revenue - Summary of Movement in Contract Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of contract assets [line items]
Opening Balance	$ 26,227	$ 6,240
Impact on adoption of IFRS 15		7,381
Adjusted opening balance		13,621
Additions during the year	24,057	21,222
Amortization/recognition during the year	(10,884)	(7,149)
Impairment loss recognized during the year	(1,215)	(508)
Translation adjustments	(1,820)	(959)
Closing Balance	36,365	26,227
Sales Commission [member]
Disclosure of contract assets [line items]
Opening Balance	8,031
Impact on adoption of IFRS 15		6,821
Adjusted opening balance		6,821
Additions during the year	2,189	3,182
Amortization/recognition during the year	(1,675)	(1,185)
Impairment loss recognized during the year	(804)	(508)
Translation adjustments	(314)	(279)
Closing Balance	7,427	8,031
Transition activities [member]
Disclosure of contract assets [line items]
Opening Balance	13,411	3,038
Impact on adoption of IFRS 15		201
Adjusted opening balance		3,239
Additions during the year	10,683	11,507
Amortization/recognition during the year	(4,122)	(1,120)
Impairment loss recognized during the year	0
Translation adjustments	(966)	(215)
Closing Balance	19,006	13,411
Upfront payments/other contract assets [member]
Disclosure of contract assets [line items]
Opening Balance	4,785	3,202
Impact on adoption of IFRS 15		359
Adjusted opening balance		3,561
Additions during the year	11,185	6,533
Amortization/recognition during the year	(5,087)	(4,844)
Impairment loss recognized during the year	(411)
Translation adjustments	(540)	(465)
Closing Balance	$ 9,932	$ 4,785